Segment information (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Schedule of assets and liabilities by geographical area

	As of December 31, 2021	As of December 31, 2020	As of December 31, 2019
Argentina	1,260,851	1,086,308	982,397
Mexico	47,837	18,468	30,165

Total noncurrent assets	1,308,688	1,104,776	1,012,562